Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 07, 2011
Registrant Name	dei_EntityRegistrantName	JANUS ASPEN SERIES
Central Index Key	dei_EntityCentralIndexKey	0000906185
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 16, 2011
Document Effective Date	dei_DocumentEffectiveDate	Dec. 07, 2011
Prospectus Date	rr_ProspectusDate	Aug. 31, 2011
Moderate Allocation Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jas906185_SupplementTextBlock	Janus Aspen Series Moderate Allocation Portfolio Supplement dated September 16, 2011 to Currently Effective Prospectuses Effective December 7, 2011, the following change applies as noted.
Supplement Objective [Text Block]	jas906185_SupplementObjectiveTextBlock	The following replaces the corresponding information in its entirety under “Investment Objective” in the Portfolio Summary section of the Prospectus for Moderate Allocation Portfolio:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Moderate Allocation Portfolio seeks total return through growth of capital and income.